Federated Hermes International Equity Fund
Portfolio of Investments
August 31, 2021 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—46.0%
		Austria—0.6%
189,515		Andritz AG	$10,885,942
		Belgium—1.4%
70,400		D'Ieteren Group	11,000,322
109,412		Solvay S.A.	14,330,297
		TOTAL	25,330,619
		Canada—2.9%
782,600		Lundin Mining Corp.	6,327,048
198,117		Magna International, Inc., Class A	15,644,907
426,115		Methanex Corp.	15,617,293
233,961		Toronto Dominion Bank	15,193,140
		TOTAL	52,782,388
		Chile—0.6%
545,900		Antofagasta PLC	10,911,223
		China—0.7%
4,967,000		Weichai Power Co. Ltd., Class H	12,519,415
		Colombia—0.6%
729,100		Bancolombia S.A.	6,010,145
177,100		Bancolombia S.A., ADR	5,888,575
		TOTAL	11,898,720
		France—3.2%
182,000		Ipsos	8,826,239
86,300		Michelin, Class B	13,961,453
334,078		Publicis Groupe	21,884,164
126,557		Vinci SA	13,611,244
		TOTAL	58,283,100
		Germany—4.3%
181,300		BASF SE	14,021,814
720,593		Deutsche Telekom AG, Class REG	15,315,161
204,300		Fresenius SE & Co KGaA	10,624,319
73,600		Hannover Rueckversicherung SE	13,545,293
128,800		HeidelbergCement AG	11,189,452
52,500		Muenchener Rueckversicherungs-Gesellschaft AG	15,334,549
		TOTAL	80,030,588
		Greece—0.2%
242,400		Jumbo S.A.	3,810,649
		India—0.7%
531,020		Infosys Ltd., ADR	12,648,896
		Ireland—1.2%
4,889,054	[1]	Greencore Group Plc.	9,548,090
98,100	[1]	Jazz Pharmaceuticals Plc.	12,920,751
		TOTAL	22,468,841
		Italy—0.1%
1,358,089	[1]	Trevi Finanziaria SpA	1,909,565
		Japan—6.6%
307,300		Asahi Group Holdings Ltd.	14,269,209
718,000		Brother Industries Ltd.	14,719,655

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
1,064,700		Daicel Corp.	$8,561,258
117,200		Daito Trust Construction Co. Ltd.	12,858,744
461,300		Honda Motor Co., Ltd.	13,872,025
338,700		KDDI Corp.	10,367,776
2,095,000		Marubeni Corp.	16,606,630
152,600		Sony Group Corp.	15,766,850
437,700		Sumitomo Mitsui Trust Holdings, Inc.	14,300,559
		TOTAL	121,322,706
		Norway—2.6%
824,644	[1]	DNB Bank ASA	17,415,439
424,949		Sparebanken Vest	4,374,637
907,153		SpareBank 1 SR-Bank ASA	12,239,540
292,300		Yara International ASA	14,699,507
		TOTAL	48,729,123
		Puerto Rico—0.8%
189,900		Popular, Inc.	14,421,006
		Russia—0.8%
6,983,260		Alrosa AO	13,902,870
		Singapore—0.6%
572,399		United Overseas Bank Ltd.	10,865,854
		South Korea—5.9%
60,059		Hyundai Mobis	14,333,684
250,700		Kia Corp.	18,334,776
125,900		Korea Tobacco & Ginseng Corp.	8,851,506
103,600		LG Electronics, Inc.	12,642,395
933,800		LG Uplus Corp.	11,294,659
240,030		Samsung Electronics Co. Ltd.	15,843,513
374,540		Shinhan Financial Group Co. Ltd.	12,513,530
170,600		SK Hynix, Inc.	15,606,513
		TOTAL	109,420,576
		Sweden—2.3%
448,600	[1]	Duni AB	6,010,966
325,826		Loomis AB	10,108,825
497,200	[1]	SKF Ab, Class B	12,703,055
1,188,744		Svenska Handelsbanken AB	13,386,987
		TOTAL	42,209,833
		Switzerland—0.7%
142,966		Novartis AG	13,218,694
		Taiwan—0.6%
1,773,000		Catcher Technology Co. Ltd.	10,675,430
		Thailand—0.6%
2,043,100		Siam Commercial Bank PLC	6,739,904
1,564,700		Tisco Financial Group PCL	4,559,625
		TOTAL	11,299,529
		United Kingdom—8.0%
849,100		Amcor PLC	10,910,935
2,258,187	[1]	Babcock International Group PLC	11,277,795
317,869		BELLWAY PLC	15,384,791
309,248		Bunzl PLC	11,209,991
8,374,841	[1]	Cineworld Group PLC	7,639,835

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United Kingdom—continued
233,800		Coca-Cola European Partners PLC	$13,499,612
1,092,354		Inchcape PLC	13,808,279
40,566		Linde PLC	12,761,658
563,360		Mondi PLC	15,527,278
141,794		Mondi PLC	3,910,314
132,026		Next PLC	14,364,844
7,220,081		Taylor Wimpey PLC	18,132,742
		TOTAL	148,428,074
		TOTAL COMMON STOCKS (IDENTIFIED COST $636,176,204)	847,973,641
		WARRANTS—0.0%
		Italy—0.0%
17,191	[1]	Trevi Finanziaria SpA, Warrants (IDENTIFIED COST $1,427,897)	81,589
		INVESTMENT COMPANIES—54.5%
62,413,455		Federated Hermes Government Obligations Fund, Premier Shares, 0.02%[2]	62,413,455
1,629,976		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.02%[2]	1,630,465
46,195,294		Federated Hermes International Growth Fund, Institutional Shares	940,998,142
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $594,927,968)	1,005,042,062
		TOTAL INVESTMENT IN SECURITIES—100.5% (IDENTIFIED COST $1,232,532,069)	1,853,097,292
		OTHER ASSETS AND LIABILITIES - NET—(0.5)%[3]	(9,255,481)
		TOTAL NET ASSETS—100%	$1,843,841,811
Affiliated fund holdings are investment companies which are managed by the Adviser, or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2021, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Federated Hermes International Growth Fund	Total of Affiliated Transactions
Value as of 5/31/2021	$642,311	$107,288	$834,070,761	$834,820,360
Purchases at Cost	$138,582,891	$42,910,410	$37,338,000	$218,831,301
Proceeds from Sales	$(76,811,747)	$(41,390,021)	$(7,000,000)	$(125,201,768)
Change in Unrealized Appreciation/Depreciation	N/A	$(55)	$76,384,556	$76,384,501
Net Realized Gain/(Loss)	N/A	$2,843	$204,825	$207,668
Value as of 8/31/2021	$ 62,413,455	$1,630,465	$940,998,142	$1,005,042,062
Shares Held as of 8/31/2021	62,413,455	1,629,976	46,195,294	110,238,725
Dividend Income	$1,944	$319	—	$2,263

Non-income-producing security.

7-day net yield.
3
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.

■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”) is deemed not representative of fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2021, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$155,746,836	$692,226,805	$—	$847,973,641
Warrants
International	81,589	—	—	81,589
Investment Companies	1,005,042,062	—	—	1,005,042,062
TOTAL SECURITIES	$1,160,870,487	$692,226,805	$—	$1,853,097,292
The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt